13FCONP 11/02/07 CONFIDENTIAL

NON-PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

BEST AVAILABLE COPY

CONFIDENTIAL TREATMENT EXPIRED

Report for the Calendar Year or Quarter Ended: September 30,2006

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

RECEIVED
NOV 1 4 2006
OFFICE OF THE SECRETARY

Name: DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT RD.
STAMFORD, CT 06902

Form 13F File Number: 28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
APR 0 2 2008
THOMSON FINANCIAL

Name: DONALD T. NETTER
Title: SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone: (203) 358-8000

Signature, Place, and Date of Signing:

________	Stamford, CT	11/09/2006
[Signature]	[City, State]	[Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
28-________	________ [redacted]

07056111

CONFIDENTIAL

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Number 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $121,746 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-11255	Dolphin Holdings Corp.
2	28-11256	Donald T. Netter

9/30/2006
FORM 13F INFORMATION TABLE
Dolphin Limited Partners
CONFIDENTIAL

										Voting Authority		
	Name of Issuer	Title of Class	Cusip	Value (x$1000)	Shares / Prn Amt	Sh / Prn	Put / Call	Invsymt Dscretn	Other Managers	Sole	Shared	None
1	ADVO INC	COM	007585102	1679	60000			DEFINED	2	1679		
2	AZTAR CORPORATION	COM	054802103	10108	190680			DEFINED	2	10108		
3	BAIRNCO CORP	COM	057097107	879	73223			DEFINED	2	879		
4	CONSTELLATION ENERGY GRP INC	COM	210371100	11295	190800			DEFINED	2	11295		
5	CASCADE NAT GAS CORP	COM	147339105	3450	132240			DEFINED	2	3450		
6	DHB INDUSTRIES INC	COM	23321E103	218	79268			DEFINED	2	218		
7	DELTA AND PINE LAND COMPANY	COM	247357106	6014	148500			DEFINED	2	6014		
8	DUQUESNE LIGHT HLDGS INC	COM	266233105	701	35640			DEFINED	2	701		
9	ENERGY PARTNERS LTD	COM	29270U105	740	30000			DEFINED	2	740		
10	FREESCALE SEMICONDUCTOR INC	CL B	35687M206	6272	165000			DEFINED	2	6272		
11	GIANT INDS INC	COM	374508109	7112	87581			DEFINED	2	7112		
12	GOLD KIST INC	COM	380614107	4376	210000			DEFINED	2	4376		
13	HCA INC	COM	404119109	9728	194980			DEFINED	2	9728		
14	INTERGRAPH CORP	COM	458683109	6237	145448			DEFINED	2	6237		
15	KINDER MORGAN INC	COM	49455P101	8493	81000			DEFINED	2	8493		
16	KEYSPAN CORPORATION	COM	49337W100	6509	158220			DEFINED	2	6509		
17	MASSEY ENERGY CO	COM	576206106	2592	123780			DEFINED	2	2592		
18	NORTH FORK BANCORP INC	COM	659424105	6118	213600			DEFINED	2	6118		
19	ARAMARK CORP	CL B	038521100	9266	281980			DEFINED	2	9266		
20	STONE ENERGY CORP	COM	861642106	2429	60000			DEFINED	2	2429		
21	HOUSTON EXPLORATION CO	COM	442120101	4964	90000			DEFINED	2	4964		
22	HOUSTON EXPLORATION CO	PUT	4.42E+08	18	10300		P	DEFINED	2	18		
23	TRIBUNE CO	COM	896047107	4319	132000			DEFINED	2	4319		
24	UNIVISION COMMUNICATION INC	CL A	914906102	8231	239700			DEFINED	2	8231		
				121,746						121,746		

END

KL2:2404536.1

CONFIDENTIAL